Quarterly Holdings Report
for
Fidelity® Magellan® Fund
June 30, 2025
MAG-NPRT1-0825
1.803299.121
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (a)	200,865	524,986,789
CANADA - 1.4%
Information Technology - 1.4%
Software - 1.4%
Constellation Software Inc/Canada	143,929	527,751,998
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,428,786	550,095,741
UNITED STATES - 94.9%
Communication Services - 8.8%
Entertainment - 4.0%
Netflix Inc (a)	766,186	1,026,022,658
Spotify Technology SA (a)	683,975	524,841,377
		1,550,864,035
Interactive Media & Services - 4.8%
Meta Platforms Inc Class A	2,464,800	1,819,244,232
TOTAL COMMUNICATION SERVICES		3,370,108,267

Consumer Discretionary - 10.8%
Broadline Retail - 5.6%
Amazon.com Inc (a)	9,711,400	2,130,584,046
Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings Inc	2,196,676	585,062,686
Marriott International Inc/MD Class A1	1,796,070	490,704,285
		1,075,766,971
Specialty Retail - 2.4%
AutoZone Inc (a)	122,570	455,008,031
O'Reilly Automotive Inc (a)	5,328,417	480,250,224
		935,258,255
TOTAL CONSUMER DISCRETIONARY		4,141,609,272

Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	700,444	693,397,533
Financials - 16.7%
Capital Markets - 6.9%
Ares Management Corp Class A	3,031,109	524,988,079
CME Group Inc Class A	1,899,159	523,446,204
KKR & Co Inc Class A	3,944,388	524,721,936
Moody's Corp	1,039,479	521,392,271
S&P Global Inc	1,068,566	563,444,166
		2,657,992,656
Financial Services - 4.4%
Mastercard Inc Class A	1,394,904	783,852,353
Visa Inc Class A	2,528,343	897,688,182
		1,681,540,535
Insurance - 5.4%
Arthur J Gallagher & Co	1,567,993	501,945,919
Brown & Brown Inc	4,398,330	487,642,847
Marsh & McLennan Cos Inc	2,385,921	521,657,767
Progressive Corp/The	2,079,707	554,990,611
		2,066,237,144
TOTAL FINANCIALS		6,405,770,335

Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (a)	5,201,120	558,652,299
Industrials - 18.5%
Aerospace & Defense - 4.7%
GE Aerospace	2,755,200	709,160,928
HEICO Corp Class A	2,237,807	579,032,561
TransDigm Group Inc	344,626	524,052,081
		1,812,245,570
Building Products - 1.8%
Trane Technologies PLC	1,601,051	700,315,718
Commercial Services & Supplies - 4.6%
Cintas Corp	2,159,936	481,384,937
Copart Inc (a)	8,502,658	417,225,428
Republic Services Inc	1,709,169	421,498,167
Waste Connections Inc (United States)	2,352,460	439,251,331
		1,759,359,863
Construction & Engineering - 1.8%
Quanta Services Inc	1,772,786	670,254,931
Electrical Equipment - 2.0%
Eaton Corp PLC	2,148,003	766,815,591
Machinery - 1.4%
Westinghouse Air Brake Technologies Corp	2,524,110	528,422,429
Professional Services - 1.2%
Verisk Analytics Inc	1,431,120	445,793,880
Trading Companies & Distributors - 1.0%
Watsco Inc	945,734	417,655,048
TOTAL INDUSTRIALS		7,100,863,030

Information Technology - 32.8%
Communications Equipment - 1.5%
Motorola Solutions Inc	1,391,821	585,205,058
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	8,021,439	792,117,101
Semiconductors & Semiconductor Equipment - 13.1%
Broadcom Inc	6,261,397	1,725,954,083
NVIDIA Corp	20,776,635	3,282,500,564
		5,008,454,647
Software - 16.1%
Cadence Design Systems Inc (a)	2,125,029	654,827,686
Microsoft Corp	6,608,004	3,286,887,271
Palo Alto Networks Inc (a)	2,751,760	563,120,166
Servicenow Inc (a)	573,604	589,710,800
Synopsys Inc (a)	1,222,157	626,575,451
Tyler Technologies Inc (a)	698,882	414,325,205
		6,135,446,579
TOTAL INFORMATION TECHNOLOGY		12,521,223,385

Materials - 4.0%
Chemicals - 2.7%
Linde PLC	1,240,740	582,130,393
Sherwin-Williams Co/The	1,234,995	424,047,883
		1,006,178,276
Construction Materials - 1.3%
Martin Marietta Materials Inc	922,004	506,143,316
TOTAL MATERIALS		1,512,321,592

TOTAL UNITED STATES		36,303,945,713
TOTAL COMMON STOCKS (Cost $19,479,749,383)		37,906,780,241

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $281,830,462)	4.32	281,774,107	281,830,462

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $19,761,579,845)	38,188,610,703
NET OTHER ASSETS (LIABILITIES) - 0.2%	91,337,552
NET ASSETS - 100.0%	38,279,948,255

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	215,847,906	2,622,024,033	2,556,041,477	4,420,035	-	-	281,830,462	281,774,107	0.5%
Fidelity Securities Lending Cash Central Fund	-	59,167,076	59,167,076	38	-	-	-	-	0.0%
Total	215,847,906	2,681,191,109	2,615,208,553	4,420,073	-	-	281,830,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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